Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)					March 31, 2019

Par Value		Security Description			Fair Value
		FIXED INCOME SECURITIES 34.6%
		FEDERAL AGENCY OBLIGATIONS 0.1%
$1,000,000		Federal Farm Credit Banks	4.000%	12/18/28	$1,002,883
					1,002,883
		CORPORATE BONDS 30.6%
		COMMUNICATION SERVICES 1.5%
500,000		CenturyLink Inc	6.150%	09/15/19	504,375
1,000,000		Time Warner Cable Inc	4.125%	02/15/21	1,015,618
1,000,000		Viacom Inc	4.250%	09/01/23	1,039,588
1,150,000		AT&T Inc	3.800%	03/01/24	1,176,714
2,000,000		Viacom Inc	3.875%	04/01/24	2,036,459
1,000,000		Interpublic Group of Cos Inc/The	4.200%	04/15/24	1,028,587
1,000,000		CBS Corp	3.500%	01/15/25	999,923
1,688,000		Netflix Inc (g)	5.875%	11/15/28	1,782,950
2,000,000		Comcast Corp	4.250%	01/15/33	2,110,907
1,000,000		Verizon Communications Inc	4.400%	11/01/34	1,040,298
1,000,000		AT&T Inc	4.500%	05/15/35	985,213
					13,720,632
		CONSUMER DISCRETIONARY 2.3%
1,000,000		Best Buy Co Inc	5.500%	03/15/21	1,042,112
1,000,000		Harley-Davidson Financial Services Inc (g)	4.050%	02/04/22	1,010,985
1,000,000		eBay Inc	3.800%	03/09/22	1,021,591
500,000		Whirlpool Corp	4.700%	06/01/22	523,068
1,000,000		Block Financial LLC	5.500%	11/01/22	1,052,785
1,000,000		General Motors Financial Co Inc	3.700%	05/09/23	994,689
1,000,000		General Motors Financial Co Inc	4.250%	05/15/23	1,016,555
2,702,000		LKQ Corp	4.750%	05/15/23	2,718,347
1,000,000		Advance Auto Parts Inc	4.500%	12/01/23	1,048,918
1,000,000		General Motors Financial Co Inc	3.950%	04/13/24	989,682
2,000,000		Coach Inc	4.250%	04/01/25	2,013,578
250,000		General Motors Co	4.000%	04/01/25	246,710
1,000,000		General Motors Financial Co Inc	4.300%	07/13/25	994,385
1,064,000		Block Financial LLC	5.250%	10/01/25	1,102,406
2,500,000		Ford Motor Co	4.346%	12/08/26	2,320,422
1,000,000		General Motors Co	4.200%	10/01/27	958,989
1,000,000		Metropolitan Opera Association Inc	4.349%	10/01/32	993,341
					20,048,563
		CONSUMER STAPLES 1.0%
2,430,000		Land O’ Lakes Inc (g)	6.000%	11/15/22	2,508,975
1,000,000		Walgreens Boots Alliance Inc	3.800%	11/18/24	1,019,182
500,000		Land O’ Lakes Inc (g)	7.250%	07/14/27	490,000
1,949,000		Land O’ Lakes Capital Trust I (g)	7.450%	03/15/28	2,090,303
2,500,000		Land O’ Lakes Inc (g)	7.000%	12/18/28	2,406,250
					8,514,710
		ENERGY 1.0%
1,170,000		ONEOK Inc	4.250%	02/01/22	1,204,303
140,000		Gulf South Pipeline Co LP	4.000%	06/15/22	140,892
500,000		Western Gas Partners LP	4.000%	07/01/22	507,094
1,020,000		TechnipFMC PLC (c)	3.450%	10/01/22	1,030,705
1,500,000		Sunoco Logistics Partners Operations LP	3.450%	01/15/23	1,505,925
2,300,000		Murphy Oil Corp	6.875%	08/15/24	2,435,102
500,000		Kinder Morgan Energy Partners LP	4.250%	09/01/24	521,735
1,000,000		Boardwalk Pipelines LP	4.950%	12/15/24	1,034,535
500,000		Murphy Oil Corp (f)	5.875%	12/01/42	446,221
					8,826,512
Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)					March 31, 2019

Par Value		Security Description			Fair Value
		FIXED INCOME SECURITIES (continued)
		CORPORATE BONDS (continued)
		FINANCIALS 13.0%
$1,000,000		Wells Fargo & Co	2.125%	04/22/19	$999,699
500,000		BB&T Corp	6.850%	04/30/19	501,613
1,000,000		Capital One Bank USA NA	2.300%	06/05/19	999,270
250,000		WR Berkley Corp	6.150%	08/15/19	252,930
500,000		Protective Life Corp	7.375%	10/15/19	511,670
500,000		Credit Suisse/New York NY (c)	5.400%	01/14/20	509,025
500,000		Prospect Capital Corp	4.000%	01/15/20	502,400
500,000		Morgan Stanley	5.500%	01/26/20	510,786
500,000		Hartford Financial Services Group Inc/The	5.500%	03/30/20	512,884
450,000		Compass Bank	5.500%	04/01/20	459,868
1,000,000		HSBC Holdings PLC (c)	3.400%	03/08/21	1,008,809
1,000,000		Nationwide Financial Services Inc (g)	5.375%	03/25/21	1,039,985
500,000		Markel Corp	5.350%	06/01/21	521,419
1,000,000		Capital One Financial Corp	4.750%	07/15/21	1,043,040
500,000		Goldman Sachs Group Inc/The	5.250%	07/27/21	525,239
500,000		Aflac Inc	4.000%	02/15/22	518,266
3,000,000		Primerica Inc	4.750%	07/15/22	3,157,315
2,833,000		Infinity Property & Casualty Corp	5.000%	09/19/22	2,931,071
2,000,000		OneBeacon US Holdings Inc	4.600%	11/09/22	2,044,455
1,000,000		Standard Chartered PLC (c)(g)	3.950%	01/11/23	1,007,570
500,000		First American Financial Corp	4.300%	02/01/23	508,564
2,000,000		Wells Fargo & Co	3.450%	02/13/23	2,021,423
4,073,000		Assurant Inc	4.000%	03/15/23	4,122,923
1,000,000		Markel Corp	3.625%	03/30/23	1,007,076
1,500,000		Citigroup Inc	3.500%	05/15/23	1,520,866
500,000		Morgan Stanley	4.100%	05/22/23	514,850
3,000,000		Liberty Mutual Group Inc (g)	4.250%	06/15/23	3,108,330
500,000		Assurant Inc	4.200%	09/27/23	509,391
500,000		Ameriprise Financial Inc	4.000%	10/15/23	523,731
500,000		CNA Financial Corp	7.250%	11/15/23	572,792
500,000		Pacific Life Insurance Co (g)	7.900%	12/30/23	586,202
1,000,000		Moody’s Corp	4.875%	02/15/24	1,072,772
1,000,000		HSBC Holdings PLC (c)	4.250%	03/14/24	1,022,724
1,000,000		NASDAQ OMX Group Inc/The	4.250%	06/01/24	1,042,650
540,000		Wintrust Financial Corp	5.000%	06/13/24	550,251
2,250,000		Assured Guaranty US Holdings Inc	5.000%	07/01/24	2,412,609
3,088,000		Legg Mason Inc	3.950%	07/15/24	3,124,051
1,500,000		Symetra Financial Corp	4.250%	07/15/24	1,514,435
1,500,000		Stifel Financial Corp	4.250%	07/18/24	1,543,872
1,000,000		Citigroup Inc	4.000%	08/05/24	1,031,449
3,000,000		Synchrony Financial	4.250%	08/15/24	3,018,090
1,000,000		Bank of America Corp	4.200%	08/26/24	1,034,972
2,800,000		Brown & Brown Inc	4.200%	09/15/24	2,854,552
2,000,000		Old Republic International Corp	4.875%	10/01/24	2,109,340
2,000,000		TIAA Asset Management Finance Co LLC (g)	4.125%	11/01/24	2,102,053
3,000,000		American Express Co	3.625%	12/05/24	3,079,610
3,500,000		Associated Banc-Corp	4.250%	01/15/25	3,587,350
4,000,000		Kemper Corp	4.350%	02/15/25	4,093,059
1,050,000		TCF National Bank	4.600%	02/27/25	1,031,526
1,000,000		Compass Bank	3.875%	04/10/25	990,088
250,000		Liberty Mutual Insurance Co (g)	8.500%	05/15/25	304,815
1,000,000		Prudential Insurance Co of America/The (g)	8.300%	07/01/25	1,264,817
3,000,000		American International Group Inc	3.750%	07/10/25	3,002,023
1,000,000		Synchrony Financial	4.500%	07/23/25	1,003,777
2,000,000		Janus Capital Group Inc	4.875%	08/01/25	2,068,116
3,000,000		HSBC Holdings PLC (c)	4.250%	08/18/25	3,063,584
4,000,000		Capital One Financial Corp	4.200%	10/29/25	4,067,520
1,520,000		Legg Mason Inc	4.750%	03/15/26	1,570,721

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)					March 31, 2019

Par Value		Security Description			Fair Value
		FIXED INCOME SECURITIES (continued)
		CORPORATE BONDS (continued)
		FINANCIALS (continued)
$2,000,000		Hanover Insurance Group Inc/The	4.500%	04/15/26	$2,038,957
1,000,000		Wells Fargo & Co	4.100%	06/03/26	1,022,344
2,000,000		MSCI Inc (g)	4.750%	08/01/26	2,055,000
3,290,000		Old Republic International Corp	3.875%	08/26/26	3,244,809
500,000		Morgan Stanley	4.350%	09/08/26	512,971
500,000		Raymond James Financial Inc	3.625%	09/15/26	494,842
1,000,000		Citigroup Inc	4.300%	11/20/26	1,016,326
1,000,000		JPMorgan Chase & Co	4.125%	12/15/26	1,032,234
4,000,000		Mercury General Corp	4.400%	03/15/27	3,974,804
450,000		Athene Holding Ltd (c)	4.125%	01/12/28	432,564
250,000		Provident Cos Inc	7.250%	03/15/28	296,853
2,000,000		E*TRADE Financial Corp	4.500%	06/20/28	2,031,716
500,000		Farmers Exchange Capital (g)	7.050%	07/15/28	574,534
1,000,000		Lazard Group LLC	4.375%	03/11/29	1,010,630
500,000		Goldman Sachs Group Inc/The	4.250%	11/15/30	489,060
500,000		Goldman Sachs Group Inc/The	4.000%	02/15/31	476,062
500,000		Goldman Sachs Group Inc/The	4.300%	12/15/32	491,992
250,000		Citigroup Inc (f)	4.000%	06/27/34	244,083
538,000		Bank of America Corp	4.000%	08/15/34	529,186
1,000,000		Goldman Sachs Group Inc/The	4.000%	01/30/35	884,619
300,000		Goldman Sachs Group Inc/The (f)	3.750%	05/31/36	282,149
500,000		Swiss Re Treasury US Corp (g)	4.250%	12/06/42	515,467
500,000		Principal Financial Group Inc	4.350%	05/15/43	509,077
2,500,000		M&T Bank Corp (f)	5.13%	12/29/49	2,500,000
					114,774,567
		HEALTH CARE 1.6%
700,000		Express Scripts Holding Co	2.250%	06/15/19	698,926
1,000,000		Quest Diagnostics Inc	4.700%	04/01/21	1,030,918
1,000,000		Laboratory Corp of America Holdings	3.750%	08/23/22	1,022,242
1,000,000		Laboratory Corp of America Holdings	4.000%	11/01/23	1,027,707
2,000,000		Mylan Inc/PA	4.200%	11/29/23	2,032,851
500,000		Wyeth LLC	6.450%	02/01/24	582,794
3,000,000		Actavis Funding SCS (c)	3.800%	03/15/25	3,039,108
1,500,000		Baxalta Inc	4.000%	06/23/25	1,533,295
1,000,000		Celgene Corp	3.875%	08/15/25	1,022,499
1,000,000		Biogen Inc	4.050%	09/15/25	1,022,946
1,000,000		Express Scripts Holding Co	4.500%	02/25/26	1,046,841
					14,060,127
		INDUSTRIALS 2.1%
65,000		Masco Corp	7.125%	03/15/20	67,540
500,000		IDEX Corp	4.200%	12/15/21	508,648
500,000		GATX Corp	4.750%	06/15/22	518,900
500,000		Penske Truck Leasing Co Lp / PTL Finance Corp (g)	4.875%	07/11/22	523,109
1,850,000		MasTec Inc	4.875%	03/15/23	1,859,250
1,000,000		GATX Corp	3.900%	03/30/23	1,006,111
500,000		Ingersoll-Rand Global Holding Co Ltd	4.250%	06/15/23	524,325
1,000,000		Flowserve Corp	4.000%	11/15/23	1,011,188
2,126,000		Air Lease Corp	4.850%	02/01/24	2,127,713
2,717,000		Oshkosh Corp	5.375%	03/01/25	2,788,321
2,000,000		Tennant Co	5.625%	05/01/25	2,015,000
500,000		Toro Co/The	7.800%	06/15/27	609,215
500,000		Fluor Corp	4.250%	09/15/28	500,000
2,000,000		Steelcase Inc	5.125%	01/18/29	2,086,206
2,000,000		Eaton Corp	4.000%	11/02/32	2,056,585
					18,202,111

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)					March 31, 2019

Par Value		Security Description			Fair Value
		FIXED INCOME SECURITIES (continued)
		CORPORATE BONDS (continued)
		INFORMATION TECHNOLOGY 4.5%
$500,000		Broadridge Financial Solutions Inc	3.950%	09/01/20	$506,037
81,000		Hewlett-Packard Co	3.750%	12/01/20	82,357
750,000		Hewlett-Packard Co	4.300%	06/01/21	770,776
500,000		Diamond 1 Finance Corp / Diamond 2 Finance Corp (g)	4.420%	06/15/21	512,980
2,000,000		NetApp Inc	3.375%	06/15/21	2,019,131
2,000,000		Western Union Co/The	3.600%	03/15/22	2,031,852
500,000		Motorola Solutions Inc	3.750%	05/15/22	508,633
2,000,000		Symantec Corp	3.950%	06/15/22	2,004,469
1,000,000		Hewlett-Packard Co	4.050%	09/15/22	1,032,175
1,000,000		DXC Technology Co	4.450%	09/18/22	1,035,830
1,025,000		Fiserv Inc	3.500%	10/01/22	1,038,206
1,352,000		Total System Services Inc	3.750%	06/01/23	1,372,485
500,000		Western Union Co/The	4.250%	06/09/23	516,135
2,000,000		Diamond 1 Finance Corp / Diamond 2 Finance Corp (g)	5.450%	06/15/23	2,131,875
1,000,000		Altera Corp	4.100%	11/15/23	1,062,934
1,000,000		Juniper Networks Inc	4.500%	03/15/24	1,041,395
700,000		DXC Technology Co	4.250%	04/15/24	710,258
500,000		Motorola Solutions Inc	4.000%	09/01/24	509,356
2,000,000		Lam Research Corp	3.800%	03/15/25	2,055,007
1,031,000		Arrow Electronics Inc	4.000%	04/01/25	1,030,880
2,000,000		Autodesk Inc	4.375%	06/15/25	2,065,429
1,000,000		Juniper Networks Inc	4.350%	06/15/25	1,032,872
2,000,000		Hewlett Packard Enterprise Co (f)	4.900%	10/15/25	2,125,306
1,500,000		Dell International LLC / EMC Corp (g)	6.020%	06/15/26	1,613,326
2,000,000		Motorola Solutions Inc	4.600%	02/23/28	2,016,333
1,500,000		Trimble Inc	4.900%	06/15/28	1,532,482
1,000,000		Fiserv Inc	4.200%	10/01/28	1,030,061
1,000,000		Dell International LLC / EMC Corp (g)	5.300%	10/01/29	1,008,780
3,000,000		Intel Corp	4.000%	12/15/32	3,283,065
1,500,000		Western Union Co/The	6.200%	11/17/36	1,595,754
					39,276,179
		MATERIALS 2.7%
500,000		Carpenter Technology Corp	5.200%	07/15/21	512,724
500,000		Freeport-McMoRan Inc	4.000%	11/14/21	502,500
175,000		Mosaic Co/The	3.750%	11/15/21	177,520
500,000		Barrick Gold Corp (c)	3.850%	04/01/22	510,402
1,000,000		Domtar Corp	4.400%	04/01/22	1,021,555
1,000,000		RPM International Inc	3.450%	11/15/22	1,000,504
2,000,000		Crown Americas LLC / Crown Americas Capital Corp IV	4.500%	01/15/23	2,020,000
1,000,000		Carpenter Technology Corp	4.450%	03/01/23	1,018,805
1,402,000		Reliance Steel & Aluminum Co	4.500%	04/15/23	1,454,256
2,000,000		Nucor Corp	4.000%	08/01/23	2,089,803
1,000,000		BP Capital Markets PLC (c)	3.994%	09/26/23	1,047,229
2,000,000		Mosaic Co/The	4.250%	11/15/23	2,075,678
1,000,000		Steel Dynamics Inc	5.500%	10/01/24	1,032,500
1,000,000		Freeport-McMoRan Inc	4.550%	11/14/24	985,000
756,000		Eastman Chemical Co	3.800%	03/15/25	772,960
865,000		Union Carbide Corp	7.500%	06/01/25	1,016,514
2,000,000		DowDuPont Inc	4.493%	11/15/25	2,130,364
200,000		Worthington Industries Inc	4.550%	04/15/26	204,003
782,000		HB Fuller Co	4.000%	02/15/27	692,070
1,250,000		Dow Chemical Co/The	4.250%	10/01/34	1,222,271
1,000,000		Alcoa Inc	5.950%	02/01/37	982,500
1,000,000		Newmont Mining Corp	4.875%	03/15/42	1,044,057
					23,513,215
Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)					March 31, 2019

Par Value		Security Description			Fair Value
		FIXED INCOME SECURITIES (continued)
		CORPORATE BONDS (continued)
		REAL ESTATE 0.2%
$1,000,000		CBRE Services Inc	5.250%	03/15/25	$1,072,400
350,000		CBRE Services Inc	4.875%	03/01/26	368,083
					1,440,483
		UTILITIES 0.7%
1,000,000		Exelon Generation Co LLC	4.250%	06/15/22	1,037,321
1,565,000		National Fuel Gas Co	3.750%	03/01/23	1,569,684
1,060,000		PSEG Power LLC	4.300%	11/15/23	1,094,398
250,000		Jersey Central Power & Light Co. (g)	4.300%	01/15/26	260,257
1,500,000		National Fuel Gas Co	3.950%	09/15/27	1,440,059
1,000,000		National Fuel Gas Co	4.750%	09/01/28	1,013,003
					6,414,722

		TOTAL CORPORATE BONDS			268,791,821

		ASSET BACKED SECURITIES 3.1%
184,970		Delta Air Lines 2011-1 Class A Pass Through Trust	5.300%	04/15/19	185,192
350,876		Delta Air Lines 2012-1 Class B Pass Through Trust (g)	6.875%	05/07/19	351,227
383,445		America West Airlines 2000-1 Pass Through Trust	8.057%	07/02/20	402,540
396,329		American Airlines 2011-1 Class A Pass Through Trust	5.250%	01/31/21	406,079
307,937		Air Canada 2013-1 Class B Pass Through Trust (c)(g)	5.375%	05/15/21	313,603
452,313		Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.264%	11/20/21	464,435
339,824		United Airlines 2014-1 Class B Pass Through Trust	4.750%	04/11/22	342,645
160,710		Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	04/19/22	168,327
228,970		Southwest Airlines Co 2007-1 Pass Through Trust	6.150%	08/01/22	240,647
545,244		Delta Air Lines 2007-1 Class B Pass Through Trust (g)	8.021%	08/10/22	598,733
50,440		United Airlines 2014-2 Class B Pass Through Trust	4.625%	09/03/22	51,439
444,247		American Airlines 2014-1 Class B Pass Through Trust	4.375%	10/01/22	444,514
1,000,000		United Airlines 2015-1 Class A Pass Through Trust	3.700%	12/01/22	991,200
526,123		US Airways 2010-1 Class A Pass Through Trust	6.250%	04/22/23	558,848
2,239,522		American Airlines 2015-1 Class B Pass Through Trust	3.700%	05/01/23	2,203,914
1,150,432		Delta Air Lines 2015-1 Class B Pass Through Trust	4.250%	07/30/23	1,162,741
695,142		American Airlines 2015-2 Class B Pass Through Trust	4.400%	09/22/23	695,350
278,463		US Airways 2011-1 Class A Pass Through Trust	7.125%	10/22/23	305,530
2,943,540		American Airlines 2016-1 Class B Pass Through Trust	5.250%	01/15/24	3,035,673
963,830		Spirit Airlines Pass Through Trust 2015-1B	4.450%	04/01/24	950,047
1,392,110		Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	10/29/24	1,420,509
1,007,023		American Airlines 2017-1 Class B Pass Through Trust	4.950%	02/15/25	1,033,004
816,446		United Airlines 2013-1 Class A Pass Through Trust	4.300%	08/15/25	838,000
911,616		American Airlines 2016-3 Class B Pass Through Trust	3.750%	10/15/25	884,268
718,348		US Airways 2013-1 Class A Pass Through Trust	3.950%	11/15/25	726,968
1,828,704		United Airlines 2016-1 Class B Pass Through Trust	3.650%	01/07/26	1,777,317
1,898,807		Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.900%	01/15/26	1,881,338
689,555		United Airlines 2014-1 Class A Pass Through Trust	4.000%	04/11/26	698,244
557,002		United Airlines 2014-2 Class A Pass Through Trust	3.750%	09/03/26	563,909
1,512,716		American Airlines 2014-1 Class A Pass Through Trust	3.700%	10/01/26	1,504,245
385,059		American Airlines 2015-1 Class A Pass Through Trust	3.375%	05/01/27	376,703
537,062		American Airlines 2015-2 Class A Pass Through Trust	4.000%	09/22/27	533,732
164,721		American Airlines 2015-2 Class AA Pass Through Trust	3.600%	09/22/27	163,963
112,185		Spirit Airlines Pass Through Trust 2015-1A	4.100%	04/01/28	112,062
987,919		British Airways 2018-1 Class A Pass Through Trust (c)(g)	4.125%	09/20/31	988,215
					27,375,161
		U.S. TREASURY OBLIGATIONS 0.8%
7,000,000		United States Treasury Note/Bond	3.000%	02/15/49	7,252,656

		TOTAL FIXED INCOME SECURITIES			$304,422,521
		(cost $299,523,155)

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)					March 31, 2019

Shares		Security Description			Fair Value
		COMMON STOCKS 63.4%
		COMMUNICATION SERVICES 4.3%
20,200		Alphabet Inc (a)			$23,700,862
125,000		Walt Disney Co/The			13,878,750
					37,579,612
		CONSUMER DISCRETIONARY 2.1%
67,000		Home Depot Inc/The			12,856,630
67,000		Target Corp			5,377,420
					18,234,050
		CONSUMER STAPLES 4.3%
166,000		General Mills Inc			8,590,500
77,000		Hershey Co/The			8,841,910
379,000		Hormel Foods Corp			16,964,040
29,000		Kimberly-Clark Corp			3,593,100
					37,989,550
		ENERGY 2.7%
78,000		Chevron Corp			9,608,040
69,000		Exxon Mobil Corp			5,575,200
198,000		Schlumberger Ltd (c)			8,626,860
					23,810,100
		FINANCIALS 9.8%
129,000		American Express Co			14,099,700
239,000		Associated Banc-Corp			5,102,650
105,000		Great Western Bancorp Inc			3,316,950
140,000		JPMorgan Chase & Co			14,172,200
284,000		Principal Financial Group Inc			14,253,960
27,000		Travelers Cos Inc/The			3,703,320
491,000		US Bancorp/MN			23,661,290
167,000		Wells Fargo & Co			8,069,440
					86,379,510
		HEALTH CARE 15.1%
247,000		Abbott Laboratories			19,745,180
57,000		Baxter International Inc			4,634,670
33,500		Bio-Techne Corp			6,651,425
98,500		Bristol-Myers Squibb Co			4,699,435
15,336		Elanco Animal Health Inc (a)			491,825
120,601		Eli Lilly & Co			15,649,186
149,000		Johnson & Johnson			20,828,710
246,000		Medtronic PLC (e)			22,405,680
253,000		Pfizer Inc			10,744,910
437,000		Roche Holding AG (d)			15,028,430
50,500		UnitedHealth Group Inc			12,486,630
					133,366,081
		INDUSTRIALS 15.1%
115,000		3M Co			23,894,700
172,000		CH Robinson Worldwide Inc			14,962,280
219,000		Donaldson Co Inc			10,963,140
77,000		Emerson Electric Co			5,272,190
117,000		Fastenal Co			7,524,270
354,000		Graco Inc			17,530,080
121,000		Honeywell International Inc			19,229,320
137,000		nVent Electric PLC (c)			3,696,260
137,000		Pentair PLC (c)			6,097,870
26,000		Resideo Technologies Inc (a)			501,540
110,000		Toro Co/The			7,572,400
138,000		United Parcel Service Inc, Class B			15,420,120
					132,664,170
Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)					March 31, 2019

Shares		Security Description			Fair Value
		COMMON STOCKS (continued)
		INFORMATION TECHNOLOGY 4.7%
244,000		Corning Inc			$8,076,400
22,000		International Business Machines Corp			3,104,200
129,000		Microsoft Corp			15,214,260
40,000		Motorola Solutions Inc			5,616,800
100,000		QUALCOMM Inc			5,703,000
21,500		Visa Inc			3,358,085
					41,072,745
		MATERIALS 4.9%
136,000		Bemis Co Inc			7,545,280
127,000		Ecolab Inc			22,420,580
145,000		HB Fuller Co			7,052,800
14,000		Sherwin-Williams Co/The			6,029,940
					43,048,600
		UTILITIES 0.4%
65,000		Xcel Energy Inc			3,653,650

		TOTAL COMMON STOCKS			$557,798,068
		(cost $343,095,845)

		SHORT-TERM INVESTMENTS 1.7%
14,820,332		First American Government Obligations Fund, Class Z, 2.361% (b)			$14,820,332
		(cost $14,820,332)

		TOTAL INVESTMENTS 99.7%			$877,040,921
		(cost $657,439,332)

		OTHER ASSETS AND LIABILITIES (NET) 0.3%			2,982,240

		TOTAL NET ASSETS 100.0%			$880,023,161

	(a)	Non-income producing.
	(b)	The rate quoted is the annualized seven-day effective yield as of March 31, 2019.
	(c)	Foreign security denominated in U.S. dollars. As of March 31, 2019, these securities represented $32,394,528 or 3.7% of total net assets.
	(d)	American Depositary Receipt.
	(e)
Issuer headquartered overseas but considered domestic. In determining whether a security is foreign or domestic, Mairs & Power, Inc. (the “Adviser”) will generally look at the location of the headquarters of the issuer.  However, if the issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

	(f)	Step Bonds - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of March 31, 2019.
	(g)
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Fund’s Board of Trustees.  As of March 31, 2019, these securities represented $31,150,341 or 3.5% of total net assets.

		The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s
		Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedule of Investments.

Mairs & Power Balanced Fund
NOTES TO SCHEDULE OF INVESTMENTS (unaudited)                                                                                                                                                                                                                                                                      March 31, 2019

The Mairs & Power Balanced Fund (the Balanced Fund) (individually a Fund) is a series within the Mairs & Power Funds (the Trust).  The Trust is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Security Valuations
Security valuations for the Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Debt securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis.  Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of March 31, 2019, no securities were valued using this method.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)                                                                                                                                                                                                                                                 March 31, 2019

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by the Fund as of March 31, 2019:

Balanced Fund
Level 1*	$ 572,618,400
Level 2**	304,422,521
Level 3	-
Total	$ 877,040,921

*   All Level 1 investments are equity securities (common stocks) and short-term investments.
** All Level 2 investments are fixed income securities.

For detail of securities by major sector classification for the Fund, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 investments during the period ended March 31, 2019.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

Balanced Fund
Cost of investments	$ 644,227,785
Gross unrealized appreciation	$ 177,665,879
Gross unrealized depreciation	(19,896,710)
Net unrealized appreciation	$ 157,769,169
Undistributed ordinary income	$ -
Undistributed long-term capital gains	1,676,717
Total distributable earnings	$ 1,676,717
Other accumulated earnings	-
Total accumulated earnings	$ 159,445,886